Note 2 - Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	0
Unrecognized Tax Benefits, Ending Balance	$ 0
Common Class A [Member]
Temporary Equity, Shares Outstanding (in shares)	13,598,898	13,598,898
Warrants Issued in Connection with Units [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	14,519,228	14,519,228